UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-147771

Old Mutual Funds III

(Exact name of registrant as specified in charter)

________

4643 South Ulster Street, Suite 600

Denver, CO 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, CO 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders.

OLD MUTUAL® FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

SEMI-ANNUAL REPORT / JUNE 30, 2008

TABLE OF CONTENTS

About This Report	1
Message to Shareholders	2
Portfolio Summary and Schedule of Investments
Old Mutual 2011-2020 Conservative Fund	3
Old Mutual 2011-2020 Moderate Fund	6
Old Mutual 2011-2020 Aggressive Fund	9
Old Mutual 2021-2030 Conservative Fund	12
Old Mutual 2021-2030 Moderate Fund	15
Old Mutual 2021-2030 Aggressive Fund	18
Old Mutual 2031-2040 Conservative Fund	21
Old Mutual 2031-2040 Moderate Fund	24
Old Mutual 2031-2040 Aggressive Fund	27
Old Mutual 2041-2050 Conservative Fund	30
Old Mutual 2041-2050 Moderate Fund	33
Old Mutual 2041-2050 Aggressive Fund	36
Statement of Assets & Liabilities	39
Statement of Operations	42
Statement of Changes in Net Assets	45
Financial Highlights	48
Notes to Financial Statements	49
Proxy Voting and Portfolio Holdings	57
Fund Expenses Example	61
Board Review and Approval of Investment Management and Sub-Advisory Agreements	63

About This Report

Historical Returns

All total returns mentioned in this report account for the change in a Fund’s per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

The Funds offer Institutional Class shares which are only available to eligible shareholders. Performance results for short periods of time may not be representative of longer-term results. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

Fund Data

This report reflects views, opinions, and Fund holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security of the Funds. Opinions and forecasts regarding industries, companies and/or themes, and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in each Fund’s Schedule of Investments. There is no assurance that the securities purchased will remain in a Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a Fund is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Comparative Indexes

The comparative indexes discussed in this report are meant to provide a basis for judging the Fund’s performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Fund may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

Russell 3000® Growth Index

The unmanaged Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Value Index

Measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value Indexes.

Standard & Poor’s 500 Index

The unmanaged Standard & Poor’s 500 (“S&P”) Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000® Growth and Russell 3000® Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company’s fundamentals. Against this backdrop, Old Mutual Funds III produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well, regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Funds III. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

Julian F. Sluyters

President

Old Mutual Funds III

Old Mutual 2011-2020 Conservative Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual Barrow Hanley Core Bond Fund	26.5%
Old Mutual Dwight Intermediate Fixed Income Fund	13.9%
Old Mutual International Equity Fund	7.9%
Old Mutual International Bond Fund	7.9%
Old Mutual Barrow Hanley Value Fund	7.4%
Old Mutual Dwight High Yield Fund	7.2%
Old Mutual Focused Fund	7.1%
Old Mutual Advantage Growth Fund	6.2%
Old Mutual Heitman REIT Fund	4.1%
Old Mutual Analytic U.S. Long/Short Fund	3.9%
As a % of Total Fund Investments	92.1%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2011-2020 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 0.9%
Old Mutual Developing Growth Fund*	264	$ 3,950
Total Aggressive Growth		3,950
Emerging Market-Equity - 0.9%
Old Mutual Clay Finlay Emerging Markets Fund	237	3,700
Total Emerging Market-Equity		3,700
Government/Corporate - 55.1%
Old Mutual Barrow Hanley Core Bond Fund	10,405	103,633
Old Mutual Dwight High Yield Fund	2,965	27,987
Old Mutual Dwight Intermediate Fixed Income Fund	5,402	54,342
Old Mutual Dwight Short Term Fixed Income Fund	1,172	11,634
Old Mutual International Bond Fund	2,962	30,720
Total Government/Corporate		228,316
Growth - 5.9%
Old Mutual Advantage Growth Fund*	2,654	24,285
Total Growth		24,285
International Equity - 7.4%
Old Mutual International Equity Fund	2,609	30,918
Total International Equity		30,918
Market Neutral-Equity - 3.7%
Old Mutual Analytic U.S. Long/Short Fund	1,175	15,339
Total Market Neutral-Equity		15,339
Sector Fund-Real Estate - 3.8%
Old Mutual Heitman REIT Fund	1,855	15,933
Total Sector Fund-Real Estate		15,933
Value - 13.7%
Old Mutual Barrow Hanley Value Fund	4,583	28,962
Old Mutual Focused Fund	1,272	27,664
Total Value		56,626
Value-Mid Cap - 1.0%
Old Mutual TS&W Mid-Cap Value Fund	437	4,065
Total Value-Mid Cap		4,065
Value-Small Cap - 0.9%
Old Mutual Discover Value Fund*	418	3,835
Total Value-Small Cap		3,835
Total Affiliated Mutual Funds (Cost $392,866)		386,967
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,818	3,818
Total Money Market Fund (Cost $3,818)		3,818
Total Investments - 94.2% (Cost $396,684)		390,785
Other Assets and Liabilities, Net - 5.8%		23,915
Total Net Assets - 100.0%		$ 414,700

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,785
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,785

The accompanying notes are an integral part of the financial statements.

Old Mutual 2011-2020 Moderate Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual Barrow Hanley Core Bond Fund	17.7%
Old Mutual International Equity Fund	13.3%
Old Mutual Barrow Hanley Value Fund	10.2%
Old Mutual Dwight Intermediate Fixed Income Fund	9.9%
Old Mutual Focused Fund	9.1%
Old Mutual Advantage Growth Fund	7.3%
Old Mutual Analytic U.S. Long/Short Fund	6.9%
Old Mutual International Bond Fund	5.4%
Old Mutual Dwight High Yield Fund	4.6%
Old Mutual Heitman REIT Fund	4.1%
As a % of Total Fund Investments	88.5%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2011-2020 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.5%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,955
Total Aggressive Growth		3,955
Emerging Market-Equity - 1.8%
Old Mutual Clay Finlay Emerging Markets Fund	474	7,409
Total Emerging Market-Equity		7,409
Government/Corporate - 37.4%
Old Mutual Barrow Hanley Core Bond Fund	6,941	69,128
Old Mutual Dwight High Yield Fund	1,909	18,024
Old Mutual Dwight Intermediate Fixed Income Fund	3,863	38,863
Old Mutual Dwight Short Term Fixed Income Fund	782	7,765
Old Mutual International Bond Fund	2,039	21,146
Total Government/Corporate		154,926
Growth - 7.7%
Old Mutual Advantage Growth Fund*	3,100	28,365
Old Mutual Select Growth Fund*	145	3,736
Total Growth		32,101
Growth-Mid Cap - 1.5%
Old Mutual Provident Mid-Cap Growth Fund*	655	6,371
Total Growth-Mid Cap		6,371
International Equity - 12.6%
Old Mutual International Equity Fund	4,394	52,067
Total International Equity		52,067
Market Neutral-Equity - 6.5%
Old Mutual Analytic U.S. Long/Short Fund	2,059	26,875
Total Market Neutral-Equity		26,875
Sector Fund-Real Estate - 3.9%
Old Mutual Heitman REIT Fund	1,857	15,950
Total Sector Fund-Real Estate		15,950
Value - 18.2%
Old Mutual Barrow Hanley Value Fund	6,309	39,872
Old Mutual Focused Fund	1,638	35,609
Total Value		75,481
Value-Mid Cap - 2.0%
Old Mutual TS&W Mid-Cap Value Fund	874	8,139
Total Value-Mid Cap		8,139
Value-Small Cap - 0.9%
Old Mutual Discover Value Fund*	418	3,840
Total Value-Small Cap		3,840
Total Affiliated Mutual Funds (Cost $392,380)		387,114
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,832	3,832
Total Money Market Fund (Cost $3,832)		3,832
Total Investments - 94.4% (Cost $396,212)		390,946

Other Assets and Liabilities, Net - 5.6%	23,358
Total Net Assets - 100.0%	$ 414,304

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,946
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,946

The accompanying notes are an integral part of the financial statements.

Old Mutual 2011-2020 Aggressive Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	18.3%
Old Mutual Barrow Hanley Value Fund	15.8%
Old Mutual Focused Fund	14.2%
Old Mutual Advantage Growth Fund	9.3%
Old Mutual Analytic U.S. Long/Short Fund	7.9%
Old Mutual Barrow Hanley Core Bond Fund	7.9%
Old Mutual Dwight Intermediate Fixed Income Fund	4.5%
Old Mutual TS&W Mid-Cap Value Fund	3.1%
Old Mutual Heitman REIT Fund	3.1%
Old Mutual International Bond Fund	2.9%
As a % of Total Fund Investments	87.0%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2011-2020 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,950
Total Aggressive Growth		3,950
Emerging Market-Equity - 2.7%
Old Mutual Clay Finlay Emerging Markets Fund	710	11,100
Total Emerging Market-Equity		11,100
Government/Corporate - 16.3%
Old Mutual Barrow Hanley Core Bond Fund	3,072	30,601
Old Mutual Dwight High Yield Fund	850	8,028
Old Mutual Dwight Intermediate Fixed Income Fund	1,730	17,407
Old Mutual International Bond Fund	1,111	11,520
Total Government/Corporate		67,556
Growth - 10.6%
Old Mutual Advantage Growth Fund*	3,981	36,429
Old Mutual Select Growth Fund*	290	7,465
Total Growth		43,894
Growth-Mid Cap - 2.0%
Old Mutual Provident Mid-Cap Growth Fund*	873	8,485
Total Growth-Mid Cap		8,485
International Equity - 17.3%
Old Mutual International Equity Fund	6,019	71,321
Total International Equity		71,321
Market Neutral-Equity - 7.4%
Old Mutual Analytic U.S. Long/Short Fund	2,351	30,680
Total Market Neutral-Equity		30,680
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,391	11,950
Total Sector Fund-Real Estate		11,950
Value - 28.3%
Old Mutual Barrow Hanley Value Fund	9,737	61,540
Old Mutual Focused Fund	2,545	55,330
Total Value		116,870
Value-Mid Cap - 2.9%
Old Mutual TS&W Mid-Cap Value Fund	1,310	12,195
Total Value-Mid Cap		12,195
Value-Small Cap - 1.9%
Old Mutual Discover Value Fund*	836	7,671
Total Value-Small Cap		7,671
Total Affiliated Mutual Funds (Cost $391,134)		385,672
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,845	3,845
Total Money Market Fund (Cost $3,845)		3,845
Total Investments - 94.2% (Cost $394,979)		389,517

Other Assets and Liabilities, Net - 5.8%	23,811
Total Net Assets - 100.0%	$ 413,328

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 389,517
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 389,517

The accompanying notes are an integral part of the financial statements.

Old Mutual 2021-2030 Conservative Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual Barrow Hanley Core Bond Fund	18.7%
Old Mutual International Equity Fund	13.3%
Old Mutual Barrow Hanley Value Fund	10.2%
Old Mutual Dwight Intermediate Fixed Income Fund	9.9%
Old Mutual Focused Fund	8.1%
Old Mutual International Bond Fund	7.9%
Old Mutual Advantage Growth Fund	7.2%
Old Mutual Analytic U.S. Long/Short Fund	6.9%
Old Mutual Dwight High Yield Fund	5.1%
Old Mutual Heitman REIT Fund	3.1%
As a % of Total Fund Investments	90.4%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2021-2030 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,950
Total Aggressive Growth		3,950
Emerging Market-Equity - 1.8%
Old Mutual Clay Finlay Emerging Markets Fund	473	7,400
Total Emerging Market-Equity		7,400
Government/Corporate - 40.1%
Old Mutual Barrow Hanley Core Bond Fund	7,318	72,888
Old Mutual Dwight High Yield Fund	2,120	20,015
Old Mutual Dwight Intermediate Fixed Income Fund	3,847	38,697
Old Mutual Dwight Short Term Fixed Income Fund	391	3,878
Old Mutual International Bond Fund	2,963	30,722
Total Government/Corporate		166,200
Growth - 6.8%
Old Mutual Advantage Growth Fund*	3,097	28,335
Total Growth		28,335
Growth-Mid Cap - 1.5%
Old Mutual Provident Mid-Cap Growth Fund*	655	6,364
Total Growth-Mid Cap		6,364
International Equity - 12.6%
Old Mutual International Equity Fund	4,389	52,010
Total International Equity		52,010
Market Neutral-Equity - 6.5%
Old Mutual Analytic U.S. Long/Short Fund	2,057	26,845
Total Market Neutral-Equity		26,845
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,391	11,951
Total Sector Fund-Real Estate		11,951
Value - 17.2%
Old Mutual Barrow Hanley Value Fund	6,301	39,822
Old Mutual Focused Fund	1,454	31,618
Total Value		71,440
Value-Mid Cap - 2.0%
Old Mutual TS&W Mid-Cap Value Fund	873	8,130
Total Value-Mid Cap		8,130
Value-Small Cap - 0.9%
Old Mutual Discover Value Fund*	418	3,836
Total Value-Small Cap		3,836
Total Affiliated Mutual Funds (Cost $391,975)		386,461
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,824	3,824
Total Money Market Fund (Cost $3,824)		3,824
Total Investments - 94.2% (Cost $395,799)		390,285

Other Assets and Liabilities, Net - 5.8%	23,884
Total Net Assets - 100.0%	$ 414,169

*Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,285
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,285

The accompanying notes are an integral part of the financial statements.

Old Mutual 2021-2030 Moderate Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	19.3%
Old Mutual Barrow Hanley Value Fund	14.9%
Old Mutual Focused Fund	11.2%
Old Mutual Advantage Growth Fund	9.3%
Old Mutual Barrow Hanley Core Bond Fund	8.8%
Old Mutual Analytic U.S. Long/Short Fund	7.9%
Old Mutual Dwight Intermediate Fixed Income Fund	5.0%
Old Mutual International Bond Fund	4.4%
Old Mutual TS&W Mid-Cap Value Fund	3.1%
Old Mutual Dwight High Yield Fund	3.1%
As a % of Total Fund Investments	87.0%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2021-2030 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.5%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$3,955
Total Aggressive Growth		3,955
Emerging Market-Equity - 2.7%
Old Mutual Clay Finlay Emerging Markets Fund	711	11,114
Total Emerging Market-Equity		11,114
Government/Corporate - 20.1%
Old Mutual Barrow Hanley Core Bond Fund	3,449	34,350
Old Mutual Dwight High Yield Fund	1,277	12,057
Old Mutual Dwight Intermediate Fixed Income Fund	1,932	19,433
Old Mutual International Bond Fund	1,669	17,303
Total Government/Corporate		83,143
Growth - 10.6%
Old Mutual Advantage Growth Fund*	3,986	36,473
Old Mutual Select Growth Fund*	291	7,474
Total Growth		43,947
Growth-Mid Cap - 2.1%
Old Mutual Provident Mid-Cap Growth Fund*	874	8,495
Total Growth-Mid Cap		8,495
International Equity - 18.2%
Old Mutual International Equity Fund	6,347	75,216
Total International Equity		75,216
Market Neutral-Equity - 7.4%
Old Mutual Analytic U.S. Long/Short Fund	2,354	30,718
Total Market Neutral-Equity		30,718
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,393	11,964
Total Sector Fund-Real Estate		11,964
Value - 24.6%
Old Mutual Barrow Hanley Value Fund	9,175	57,983
Old Mutual Focused Fund	2,002	43,526
Total Value		101,509
Value-Mid Cap - 3.0%
Old Mutual TS&W Mid-Cap Value Fund	1,312	12,210
Total Value-Mid Cap		12,210
Value-Small Cap - 0.9%
Old Mutual Discover Value Fund*	418	3,840
Total Value-Small Cap		3,840
Total Affiliated Mutual Funds (Cost $391,662)		386,111
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,837	3,837
Total Money Market Fund (Cost $3,837)		3,837
Total Investments - 94.4% (Cost $395,499)		389,948

Other Assets and Liabilities, Net - 5.6%	23,318
Total Net Assets - 100.0%	$ 413,266

*Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 389,948
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 389,948

The accompanying notes are an integral part of the financial statements.

Old Mutual 2021-2030 Aggressive Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	23.8%
Old Mutual Barrow Hanley Value Fund	14.7%
Old Mutual Focused Fund	14.2%
Old Mutual Analytic U.S. Long/Short Fund	10.3%
Old Mutual Advantage Growth Fund	9.4%
Old Mutual Select Growth Fund	4.8%
Old Mutual TS&W Mid-Cap Value Fund	4.7%
Old Mutual Clay Finlay Emerging Markets Fund	3.8%
Old Mutual Heitman REIT Fund	3.1%
Old Mutual Discover Value Fund	3.0%
As a % of Total Fund Investments	91.8%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2021-2030 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$3,950
Total Aggressive Growth		3,950
Emerging Market-Equity - 3.6%
Old Mutual Clay Finlay Emerging Markets Fund	947	14,802
Total Emerging Market-Equity		14,802
Government/Corporate - 3.9%
Old Mutual Barrow Hanley Core Bond Fund	757	7,539
Old Mutual Dwight High Yield Fund	425	4,014
Old Mutual Dwight Intermediate Fixed Income Fund	87	879
Old Mutual International Bond Fund	370	3,840
Total Government/Corporate		16,272
Growth - 13.4%
Old Mutual Advantage Growth Fund*	3,982	36,432
Old Mutual Select Growth Fund*	726	18,663
Total Growth		55,095
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	437	4,243
Total Growth-Mid Cap		4,243
International Equity - 22.4%
Old Mutual International Equity Fund	7,803	92,467
Total International Equity		92,467
Market Neutral-Equity - 9.8%
Old Mutual Analytic U.S. Long/Short Fund	3,086	40,270
Total Market Neutral-Equity		40,270
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,391	11,951
Total Sector Fund-Real Estate		11,951
Value - 27.2%
Old Mutual Barrow Hanley Value Fund	9,022	57,020
Old Mutual Focused Fund	2,545	55,334
Total Value		112,354
Value-Mid Cap - 5.3%
Old Mutual Mid-Cap Fund	350	3,690
Old Mutual TS&W Mid-Cap Value Fund	1,965	18,294
Total Value-Mid Cap		21,984
Value-Small Cap - 2.8%
Old Mutual Discover Value Fund*	1,254	11,508
Total Value-Small Cap		11,508
Total Affiliated Mutual Funds (Cost $390,385)		384,896
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,851	3,851
Total Money Market Fund (Cost $ 3,851)		3,851
Total Investments - 94.2% (Cost $394,236)		388,747
Other Assets and Liabilities, Net - 5.8%		23,778
Total Net Assets - 100.0%		$ 412,525

*Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 388,747
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 388,747

The accompanying notes are an integral part of the financial statements.

Old Mutual 2031-2040 Conservative Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	16.8%
Old Mutual Barrow Hanley Core Bond Fund	14.3%
Old Mutual Barrow Hanley Value Fund	10.7%
Old Mutual Focused Fund	9.1%
Old Mutual Dwight Intermediate Fixed Income Fund	7.9%
Old Mutual International Bond Fund	7.9%
Old Mutual Advantage Growth Fund	7.2%
Old Mutual Analytic U.S. Long/Short Fund	6.9%
Old Mutual Dwight High Yield Fund	5.1%
Old Mutual Clay Finlay Emerging Markets Fund	2.8%
As a % of Total Fund Investments	88.7%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2031-2040 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$3,950
Total Aggressive Growth		3,950
Emerging Market-Equity - 2.7%
Old Mutual Clay Finlay Emerging Markets Fund	710	11,101
Total Emerging Market-Equity		11,101
Government/Corporate - 33.2%
Old Mutual Barrow Hanley Core Bond Fund	5,589	55,666
Old Mutual Dwight High Yield Fund	2,126	20,071
Old Mutual Dwight Intermediate Fixed Income Fund	3,075	30,934
Old Mutual International Bond Fund	2,963	30,723
Total Government/Corporate		137,394
Growth - 7.7%
Old Mutual Advantage Growth Fund*	3,097	28,336
Old Mutual Select Growth Fund*	145	3,732
Total Growth		32,068
Growth-Mid Cap - 2.0%
Old Mutual Provident Mid-Cap Growth Fund*	873	8,486
Total Growth-Mid Cap		8,486
International Equity - 15.8%
Old Mutual International Equity Fund	5,527	65,496
Total International Equity		65,496
Market Neutral-Equity - 6.5%
Old Mutual Analytic U.S. Long/Short Fund	2,057	26,847
Total Market Neutral-Equity		26,847
Sector Fund-Real Estate - 2.4%
Old Mutual Heitman REIT Fund	1,159	9,959
Total Sector Fund-Real Estate		9,959
Value - 18.6%
Old Mutual Barrow Hanley Value Fund	6,587	41,631
Old Mutual Focused Fund	1,636	35,572
Total Value		77,203
Value-Mid Cap - 2.5%
Old Mutual TS&W Mid-Cap Value Fund	1,092	10,163
Total Value-Mid Cap		10,163
Value-Small Cap - 0.9%
Old Mutual Discover Value Fund*	418	3,836
Total Value-Small Cap		3,836
Total Affiliated Mutual Funds (Cost $391,782)		386,503
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,831	3,831
Total Money Market Fund (Cost $3,831)		3,831
Total Investments - 94.2% (Cost $395,613)		390,334
Other Assets and Liabilities, Net - 5.8%		23,865
Total Net Assets - 100.0%		$ 414,199

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,334
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,334

The accompanying notes are an integral part of the financial statements.

Old Mutual 2031-2040 Moderate Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	22.7%
Old Mutual Focused Fund	13.2%
Old Mutual Barrow Hanley Value Fund	12.5%
Old Mutual Analytic U.S. Long/Short Fund	8.8%
Old Mutual Advantage Growth Fund	7.3%
Old Mutual TS&W Mid-Cap Value Fund	5.2%
Old Mutual Barrow Hanley Core Bond Fund	4.9%
Old Mutual International Bond Fund	3.9%
Old Mutual Clay Finlay Emerging Markets Fund	3.8%
Old Mutual Heitman REIT Fund	3.1%
As a % of Total Fund Investments	85.4%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2031-2040 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.5%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,955
Total Aggressive Growth		3,955
Emerging Market-Equity - 3.6%
Old Mutual Clay Finlay Emerging Markets Fund	948	14,819
Total Emerging Market-Equity		14,819
Government/Corporate - 13.1%
Old Mutual Barrow Hanley Core Bond Fund	1,918	19,100
Old Mutual Dwight High Yield Fund	1,064	10,047
Old Mutual Dwight Intermediate Fixed Income Fund	960	9,658
Old Mutual International Bond Fund	1,483	15,380
Total Government/Corporate		54,185
Growth - 9.6%
Old Mutual Advantage Growth Fund*	3,100	28,368
Old Mutual Select Growth Fund*	436	11,211
Total Growth		39,579
Growth-Mid Cap - 2.0%
Old Mutual Provident Mid-Cap Growth Fund*	874	8,495
Total Growth-Mid Cap		8,495
International Equity - 21.4%
Old Mutual International Equity Fund	7,487	88,716
Total International Equity		88,716
Market Neutral-Equity - 8.4%
Old Mutual Analytic U.S. Long/Short Fund	2,648	34,557
Total Market Neutral-Equity		34,557
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,393	11,964
Total Sector Fund-Real Estate		11,964
Value - 24.3%
Old Mutual Barrow Hanley Value Fund	7,741	48,925
Old Mutual Focused Fund	2,366	51,440
Total Value		100,365
Value-Mid Cap - 4.9%
Old Mutual TS&W Mid-Cap Value Fund	2,186	20,350
Total Value-Mid Cap		20,350
Value-Small Cap - 2.3%
Old Mutual Discover Value Fund*	1,046	9,601
Total Value-Small Cap		9,601
Total Affiliated Mutual Funds (Cost $391,282)		386,586
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,850	3,850
Total Money Market Fund (Cost $3,850)		3,850
Total Investments - 94.4% (Cost $395,132)		390,436
Other Assets and Liabilities, Net - 5.6%		23,307
Total Net Assets - 100.0%		$ 413,743

*Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,436
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,436

The accompanying notes are an integral part of the financial statements.

Old Mutual 2031-2040 Aggressive Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	26.5%
Old Mutual Barrow Hanley Value Fund	14.7%
Old Mutual Focused Fund	14.2%
Old Mutual Analytic U.S. Long/Short Fund	10.4%
Old Mutual Advantage Growth Fund	9.4%
Old Mutual Select Growth Fund	4.8%
Old Mutual TS&W Mid-Cap Value Fund	4.7%
Old Mutual Clay Finlay Emerging Markets Fund	3.8%
Old Mutual Heitman REIT Fund	3.1%
Old Mutual Discover Value Fund	2.9%
As a % of Total Fund Investments	94.5%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2031-2040 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,951
Total Aggressive Growth		3,951
Emerging Market-Equity - 3.6%
Old Mutual Clay Finlay Emerging Markets Fund	947	14,802
Total Emerging Market-Equity		14,802
Government/Corporate - 1.3%
Old Mutual Barrow Hanley Core Bond Fund	556	5,542
Total Government/Corporate		5,542
Growth - 13.4%
Old Mutual Advantage Growth Fund*	3,982	36,433
Old Mutual Select Growth Fund*	726	18,663
Total Growth		55,096
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	437	4,243
Total Growth-Mid Cap		4,243
International Equity - 25.0%
Old Mutual International Equity Fund	8,691	102,990
Total International Equity		102,990
Market Neutral-Equity - 9.8%
Old Mutual Analytic U.S. Long/Short Fund	3,086	40,272
Total Market Neutral-Equity		40,272
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,391	11,951
Total Sector Fund-Real Estate		11,951
Value - 27.2%
Old Mutual Barrow Hanley Value Fund	9,023	57,026
Old Mutual Focused Fund	2,545	55,335
Total Value		112,361
Value-Mid Cap - 5.3%
Old Mutual Mid-Cap Fund	350	3,691
Old Mutual TS&W Mid-Cap Value Fund	1,965	18,294
Total Value-Mid Cap		21,985
Value-Small Cap - 2.8%
Old Mutual Discover Value Fund*	1,254	11,508
Total Value-Small Cap		11,508
Total Affiliated Mutual Funds (Cost $390,099)		384,701
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,850	3,850
Total Money Market Fund (Cost $3,850)		3,850
Total Investments - 94.2% (Cost $393,949)		388,551
Other Assets and Liabilities, Net - 5.8%		23,770
Total Net Assets - 100.0%		$ 412,321

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 388,551
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 388,551

The accompanying notes are an integral part of the financial statements.

Old Mutual 2041-2050 Conservative Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	19.8%
Old Mutual Barrow Hanley Core Bond Fund	10.8%
Old Mutual Barrow Hanley Value Fund	10.4%
Old Mutual Focused Fund	9.1%
Old Mutual Advantage Growth Fund	8.0%
Old Mutual International Bond Fund	7.9%
Old Mutual Analytic U.S. Long/Short Fund	6.9%
Old Mutual Dwight Intermediate Fixed Income Fund	6.4%
Old Mutual Dwight High Yield Fund	5.1%
Old Mutual Clay Finlay Emerging Markets Fund	3.3%
As a % of Total Fund Investments	87.7%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2041-2050 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,951
Total Aggressive Growth		3,951
Emerging Market-Equity - 3.1%
Old Mutual Clay Finlay Emerging Markets Fund	829	12,952
Total Emerging Market-Equity		12,952
Government/Corporate - 28.5%
Old Mutual Barrow Hanley Core Bond Fund	4,231	42,137
Old Mutual Dwight High Yield Fund	2,126	20,071
Old Mutual Dwight Intermediate Fixed Income Fund	2,502	25,173
Old Mutual International Bond Fund	2,963	30,724
Total Government/Corporate		118,105
Growth - 8.9%
Old Mutual Advantage Growth Fund*	3,412	31,219
Old Mutual Select Growth Fund*	218	5,599
Total Growth		36,818
Growth-Mid Cap - 2.1%
Old Mutual Provident Mid-Cap Growth Fund*	873	8,486
Total Growth-Mid Cap		8,486
International Equity - 18.6%
Old Mutual International Equity Fund	6,507	77,106
Total International Equity		77,106
Market Neutral-Equity - 6.5%
Old Mutual Analytic U.S. Long/Short Fund	2,057	26,847
Total Market Neutral-Equity		26,847
Sector Fund-Real Estate - 2.4%
Old Mutual Heitman REIT Fund	1,159	9,959
Total Sector Fund-Real Estate		9,959
Value - 18.4%
Old Mutual Barrow Hanley Value Fund	6,444	40,728
Old Mutual Focused Fund	1,636	35,572
Total Value		76,300
Value-Mid Cap - 2.9%
Old Mutual TS&W Mid-Cap Value Fund	1,310	12,196
Total Value-Mid Cap		12,196
Value-Small Cap - 0.9%
Old Mutual Discover Value Fund*	418	3,836
Total Value-Small Cap		3,836
Total Affiliated Mutual Funds (Cost $391,619)		386,556
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,835	3,835
Total Money Market Fund (Cost $3,835)		3,835
Total Investments - 94.2%(Cost $395,454)		390,391
Other Assets and Liabilities, Net - 5.8%		23,854
Total Net Assets - 100.0%		$ 414,245

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,391
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,391

The accompanying notes are an integral part of the financial statements.

Old Mutual 2041-2050 Moderate Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	24.2%
Old Mutual Focused Fund	13.2%
Old Mutual Barrow Hanley Value Fund	13.0%
Old Mutual Analytic U.S. Long/Short Fund	8.9%
Old Mutual Advantage Growth Fund	7.3%
Old Mutual TS&W Mid-Cap Value Fund	5.2%
Old Mutual International Bond Fund	3.9%
Old Mutual Clay Finlay Emerging Markets Fund	3.8%
Old Mutual Barrow Hanley Core Bond Fund	2.9%
Old Mutual Select Growth Fund	2.9%
As a % of Total Fund Investments	85.3%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2041-2050 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.4%
Aggressive Growth - 0.9%
Old Mutual Developing Growth Fund*	264	$ 3,955
Total Aggressive Growth		3,955
Emerging Market-Equity - 3.6%
Old Mutual Clay Finlay Emerging Markets Fund	948	14,820
Total Emerging Market-Equity		14,820
Government/Corporate - 10.8%
Old Mutual Barrow Hanley Core Bond Fund	1,138	11,330
Old Mutual Dwight High Yield Fund	1,064	10,047
Old Mutual Dwight Intermediate Fixed Income Fund	773	7,774
Old Mutual International Bond Fund	1,483	15,380
Total Government/Corporate		44,531
Growth - 9.6%
Old Mutual Advantage Growth Fund*	3,100	28,369
Old Mutual Select Growth Fund*	436	11,211
Total Growth		39,580
Growth-Mid Cap - 2.0%
Old Mutual Provident Mid-Cap Growth Fund*	874	8,495
Total Growth-Mid Cap		8,495
International Equity - 22.9%
Old Mutual International Equity Fund	7,980	94,557
Total International Equity		94,557
Market Neutral-Equity - 8.4%
Old Mutual Analytic U.S. Long/Short Fund	2,648	34,558
Total Market Neutral-Equity		34,558
Sector Fund-Real Estate - 2.4%
Old Mutual Heitman REIT Fund	1,161	9,970
Total Sector Fund-Real Estate		9,970
Value - 24.7%
Old Mutual Barrow Hanley Value Fund	8,028	50,735
Old Mutual Focused Fund	2,366	51,441
Total Value		102,176
Value-Mid Cap - 5.8%
Old Mutual Mid-Cap Fund	351	3,695
Old Mutual TS&W Mid-Cap Value Fund	2,186	20,351
Total Value-Mid Cap		24,046
Value-Small Cap - 2.3%
Old Mutual Discover Value Fund*	1,046	9,601
Total Value-Small Cap		9,601
Total Affiliated Mutual Funds (Cost $391,260)		386,289
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,971	3,971
Total Money Market Fund (Cost $3,971)		3,971
Total Investments - 94.4% (Cost $395,231)		390,260
Other Assets and Liabilities, Net - 5.6%		23,175
Total Net Assets - 100.0%		$ 413,435

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 390,260
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 390,260

The accompanying notes are an integral part of the financial statements.

Old Mutual 2041-2050 Aggressive Fund

Portfolio Summary (Unaudited)

Top Ten Holdings as of June 30, 2008
Old Mutual International Equity Fund	25.7%
Old Mutual Focused Fund	14.2%
Old Mutual Barrow Hanley Value Fund	14.0%
Old Mutual Analytic U.S. Long/Short Fund	10.4%
Old Mutual Advantage Growth Fund	9.4%
Old Mutual Select Growth Fund	4.8%
Old Mutual TS&W Mid-Cap Value Fund	4.7%
Old Mutual Clay Finlay Emerging Markets Fund	3.8%
Old Mutual Heitman REIT Fund	3.1%
Old Mutual Discover Value Fund	2.9%
As a % of Total Fund Investments	93.0%

Sector Weightings as of June 30, 2008 – % of Total Fund Investments

Old Mutual 2041-2050 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 93.3%
Aggressive Growth - 1.0%
Old Mutual Developing Growth Fund*	264	$ 3,951
Total Aggressive Growth		3,951
Emerging Market-Equity - 3.6%
Old Mutual Clay Finlay Emerging Markets Fund	947	14,802
Total Emerging Market-Equity		14,802
Government/Corporate - 2.8%
Old Mutual Barrow Hanley Core Bond Fund	757	7,539
Old Mutual Dwight High Yield Fund	210	1,980
Old Mutual International Bond Fund	192	1,988
Total Government/Corporate		11,507
Growth - 13.3%
Old Mutual Advantage Growth Fund*	3,982	36,432
Old Mutual Select Growth Fund*	726	18,663
Total Growth		55,095
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	437	4,243
Total Growth-Mid Cap		4,243
International Equity - 24.3%
Old Mutual International Equity Fund	8,454	100,174
Total International Equity		100,174
Market Neutral-Equity - 9.7%
Old Mutual Analytic U.S. Long/Short Fund	3,086	40,271
Total Market Neutral-Equity		40,271
Sector Fund-Real Estate - 2.9%
Old Mutual Heitman REIT Fund	1,391	11,951
Total Sector Fund-Real Estate		11,951
Value - 26.6%
Old Mutual Barrow Hanley Value Fund	8,594	54,314
Old Mutual Focused Fund	2,545	55,335
Total Value		109,649
Value-Mid Cap - 5.3%
Old Mutual Mid-Cap Fund	350	3,691
Old Mutual TS&W Mid-Cap Value Fund	1,965	18,294
Total Value-Mid Cap		21,985
Value-Small Cap - 2.8%
Old Mutual Discover Value Fund*	1,254	11,508
Total Value-Small Cap		11,508
Total Affiliated Mutual Funds (Cost $390,300)		385,136
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 2.780% (A)	3,853	3,853
Total Money Market Fund (Cost $3,853)		3,853
Total Investments - 94.2% (Cost $394,153)		388,989
Other Assets and Liabilities, Net - 5.8%		23,770
Total Net Assets - 100.0%		$ 412,759

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of June 30, 2008.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments
Level 1 – quoted prices	$ 388,989
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$ 388,989

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
As of June 30, 2008 (Unaudited)

	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2011-2020	2011-2020	2011-2020	2021-2030
	Conservative Fund	Moderate Fund	Aggressive Fund	Conservative Fund
Assets:
Investment in Affiliated Funds, at cost	$ 392,866	$ 392,380	$ 391,134	$ 391,975
Investment in Unaffiliated Funds, at cost	3,818	3,832	3,845	3,824
Investment in Affiliated Funds, at value	$ 386,967	$ 387,114	$ 385,672	$ 386,461
Investment in Unaffiliated Funds, at value	3,818	3,832	3,845	3,824
Receivable for Dividends and Interest	841	570	263	620
Receivable from Investment Adviser	8,889	9,041	8,859	8,877
Prepaid Trustees' Fees	3,587	3,574	3,558	3,576
Deferred Offering Costs	17,832	17,829	17,825	17,830
Total Assets	421,934	421,960	420,022	421,188
Liabilities:
Payable for Investment Securities Purchased	839	567	257	616
Payable for Management Fees	69	87	88	69
Payable for Administration Fees	35	35	35	35
Accrued Expenses	6,291	6,967	6,314	6,299
Total Liabilities	7,234	7,656	6,694	7,019
Net Assets	$ 414,700	$ 414,304	$ 413,328	$ 414,169
Net Assets:
Paid-in Capital ($0.001 par value, unlimited authorization)	$ 420,139	$ 416,667	$ 416,667	$ 419,373
Undistributed Net Investment Income	148	2,586	1,500	104
Accumulated Net Realized Gain on Investments	312	317	623	206
Net Unrealized Depreciation on Investments	(5,899)	(5,266)	(5,462)	(5,514)
Net Assets	$ 414,700	$ 414,304	$ 413,328	$ 414,169
Outstanding Shares of Beneficial Interest	42,018	41,667	41,667	41,941
Net Asset Value, Offering and Redemption Price Per Share	$ 9.87	$ 9.94	$ 9.92	$ 9.88

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
As of June 30, 2008 (Unaudited)

	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2021-2030 Moderate	2021-2030 Aggressive	2031-2040 Conservative	2031-2040 Moderate
	Fund	Fund	Fund	Fund
Assets:
Investment in Affiliated Funds, at cost	$ 391,662	$ 390,385	$ 391,782	$ 391,282
Investment in Unaffiliated Funds, at cost	3,837	3,851	3,831	3,850
Investment in Affiliated Funds, at value	$ 386,111	$ 384,896	$ 386,503	$ 386,586
Investment in Unaffiliated Funds, at value	3,837	3,851	3,831	3,850
Receivable for Dividends and Interest	326	75	531	217
Receivable from Investment Adviser	9,027	8,847	9,082	9,234
Prepaid Trustees' Fees	3,560	3,547	3,549	3,535
Deferred Offering Costs	17,825	17,822	17,638	17,635
Total Assets	420,686	419,038	421,134	421,057
Liabilities:
Payable for Investment Securities Purchased	320	67	526	210
Payable for Management Fees	87	88	69	88
Payable for Administration Fees	35	35	35	35
Accrued Expenses	6,978	6,323	6,305	6,981
Total Liabilities	7,420	6,513	6,935	7,314
Net Assets	$ 413,266	$ 412,525	$ 414,199	$ 413,743
Net Assets:
Paid-in Capital ($0.001 par value, unlimited authorization)	$ 416,667	$ 416,666	$ 419,046	$ 416,667
Undistributed Net Investment Income	1,744	684	87	1,189
Accumulated Net Realized Gain on Investments	406	664	345	583
Net Unrealized Depreciation on Investments	(5,551)	(5,489)	(5,279)	(4,696)
Net Assets	$ 413,266	$ 412,525	$ 414,199	$ 413,743
Outstanding Shares of Beneficial Interest	41,667	41,667	41,907	41,667
Net Asset Value, Offering and Redemption Price Per Share	$ 9.92	$ 9.90	$ 9.88	$ 9.93

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
As of June 30, 2008 (Unaudited)

	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2031-2040 Aggressive	2041-2050 Conservative	2041-2050 Moderate	2041-2050 Aggressive
	Fund	Fund	Fund	Fund
Assets:
Investment in Affiliated Funds, at cost	$ 390,099	$ 391,619	$ 391,260	$ 390,300
Investment in Unaffiliated Funds, at cost	3,850	3,835	3,971	3,853
Investment in Affiliated Funds, at value	$ 384,701	$ 386,556	$ 386,289	$ 385,136
Investment in Unaffiliated Funds, at value	3,850	3,835	3,971	3,853
Receivable for Dividends and Interest	27	462	183	53
Receivable from Investment Adviser	9,055	9,078	9,230	9,055
Prepaid Trustees' Fees	3,523	3,546	3,531	3,522
Deferred Offering Costs	17,632	17,636	17,634	17,632
Total Assets	418,788	421,113	420,838	419,251
Liabilities:
Payable for Investment Securities Purchased	20	456	175	45
Payable for Management Fees	88	70	88	88
Payable for Administration Fees	35	34	35	35
Accrued Expenses	6,324	6,308	7,105	6,324
Total Liabilities	6,467	6,868	7,403	6,492
Net Assets	$ 412,321	$ 414,245	$ 413,435	$ 412,759
Net Assets:
Paid-in Capital ($0.001 par value, unlimited authorization)	$ 416,667	$ 418,768	$ 416,667	$ 416,667
Undistributed Net Investment Income	471	74	1,043	484
Accumulated Net Realized Gain on Investments	581	466	696	772
Net Unrealized Depreciation on Investments	(5,398)	(5,063)	(4,971)	(5,164)
Net Assets	$ 412,321	$ 414,245	$ 413,435	$ 412,759
Outstanding Shares of Beneficial Interest	41,667	41,879	41,667	41,667
Net Asset Value, Offering and Redemption Price Per Share	$ 9.90	$ 9.89	$ 9.92	$ 9.91

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD March 3, 2008 to June 30, 2008

	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2011-2020 Conservative	2011-2020 Moderate	2011-2020 Aggressive	2021-2030 Conservative
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from Affiliated Funds	$ 3,901	$ 2,938	$ 1,880	$ 3,106
Dividends	64	65	38	51
Total Investment Income	3,965	3,002	1,918	3,157
Expenses:
Management Fees	276	347	348	277
Trustees' Fees	180	180	180	180
Administration Fees	137	138	139	138
Custodian Fees	780	960	780	780
Professional Fees	7,770	8,130	7,770	7,770
Transfer Agent Fees	1,128	1,128	1,128	1,128
Offering and Organizational Costs	10,403	10,389	10,373	10,391
Other Expenses	1,566	1,692	1,566	1,566
Total Expenses	22,240	22,964	22,284	22,230
Less:
Waiver of Management Fees	(276)	(347)	(348)	(277)
Reimbursement of Other Expenses by Adviser	(21,619)	(22,201)	(21,518)	(21,606)
Net Expenses	345	416	418	347
Net Investment Income	3,620	2,586	1,500	2,810
Net Realized Gain from Security Transactions	312	317	623	206
Net Change in Unrealized Depreciation on Investments	(5,899)	(5,266)	(5,462)	(5,514)
Net Realized and Unrealized Loss on Investments	(5,587)	(4,949)	(4,839)	(5,308)
Decrease in Net Assets Resulting from Operations	$ (1,967)	$ (2,363)	$ (3,339)	$ (2,498)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD March 3, 2008 to June 30, 2008

	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2021-2030 Moderate	2021-2030 Aggressive	2031-2040 Conservative	2031-2040 Moderate
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from Affiliated Funds	$ 2,123	$ 1,066	$ 2,775	$ 1,570
Dividends	38	37	38	38
Total Investment Income	2,161	1,103	2,813	1,608
Expenses:
Management Fees	348	349	277	349
Trustees' Fees	180	180	180	180
Administration Fees	138	139	138	139
Custodian Fees	960	780	780	960
Professional Fees	8,130	7,770	7,770	8,130
Transfer Agent Fees	1,128	1,128	1,128	1,128
Offering and Organizational Costs	10,375	10,361	10,596	10,582
Other Expenses	1,692	1,566	1,566	1,692
Total Expenses	22,951	22,273	22,435	23,160
Less:
Waiver of Management Fees	(348)	(349)	(277)	(349)
Reimbursement of Other Expenses by Adviser	(22,186)	(21,505)	(21,811)	(22,392)
Net Expenses	417	419	347	419
Net Investment Income	1,744	684	2,466	1,189
Net Realized Gain from Security Transactions	406	664	345	583
Net Change in Unrealized Depreciation on Investments	(5,551)	(5,489)	(5,279)	(4,696)
Net Realized and Unrealized Loss on Investments	(5,145)	(4,825)	(4,934)	(4,113)
Decrease in Net Assets Resulting from Operations	$ (3,401)	$ (4,141)	$ (2,468)	$ (2,924)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD March 3, 2008 to June 30, 2008

	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2031-2040 Aggressive	2041-2050 Conservative	2041-2050 Moderate	2041-2050 Aggressive
	Fund	Fund	Fund	Fund
Investment Income:
Dividends from Affiliated Funds	$ 853	$ 2,485	$ 1,424	$ 865
Dividends	38	38	38	38
Total Investment Income	891	2,523	1,462	903
Expenses:
Management Fees	349	278	349	349
Trustees' Fees	180	180	180	180
Administration Fees	140	139	139	139
Custodian Fees	780	780	960	780
Professional Fees	7,770	7,770	8,130	7,770
Transfer Agent Fees	1,128	1,128	1,128	1,128
Offering and Organizational Costs	10,569	10,592	10,578	10,569
Other Expenses	1,566	1,566	1,692	1,566
Total Expenses	22,482	22,433	23,156	22,481
Less:
Waiver of Management Fees	(349)	(278)	(349)	(349)
Reimbursement of Other Expenses by Adviser	(21,713)	(21,807)	(22,388)	(21,713)
Net Expenses	420	348	419	419
Net Investment Income	471	2,175	1,043	484
Net Realized Gain from Security Transactions	581	466	696	772
Net Change in Unrealized Depreciation on Investments	(5,398)	(5,063)	(4,971)	(5,164)
Net Realized and Unrealized Loss on Investments	(4,817)	(4,597)	(4,275)	(4,392)
Decrease in Net Assets Resulting from Operations	$ (4,346)	$ (2,422)	$ (3,232)	$ (3,908)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2011-2020	2011-2020	2011-2020	2021-2030
	Conservative	Moderate	Aggressive	Conservative
	Fund	Fund	Fund	Fund
	3/3/08* to	3/3/08* to	3/3/08* to	3/3/08* to
	6/30/08	6/30/08	6/30/08	6/30/08
Investment Activities:
Net Investment Income	$ 3,620	$ 2,586	$ 1,500	$ 2,810
Net Realized Gain from Investments	312	317	623	206
Net Change in Unrealized Depreciation on Investments	(5,899)	(5,266)	(5,462)	(5,514)
Net Decrease in Net Assets Resulting from Operations	(1,967)	(2,363)	(3,339)	(2,498)
Dividends and Distributions to Shareholders From:
Net Investment Income	(3,472)	-	-	(2,706)
Total Dividends and Distributions	(3,472)	-	-	(2,706)
Capital Share Transactions:
Shares Issued	416,667	416,667	416,667	416,667
Shares Issued upon Reinvestment of Dividends	3,472	-	-	2,706
Shares Redeemed	-	-	-	-
Increase in Net Assets Derived from Capital Shares Transactions	420,139	416,667	416,667	419,373
Total Increase in Net Assets	414,700	414,304	413,328	414,169
Net Assets:
Beginning of Period	-	-	-	-
End of Period	$ 414,700	$ 414,304	$ 413,328	$ 414,169
Undistributed Net Investment Income	$ 148	$ 2,586	$ 1,500	$ 104
Shares Issued and Redeemed:
Shares Issued	41,667	41,667	41,667	41,667
Shares Issued upon Reinvestment of Distributions	351	-	-	274
Shares Redeemed	-	-	-	-
Net Increase in Shares Outstanding	42,018	41,667	41,667	41,941

* Inception Date of the Fund

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2021-2030 Moderate	2021-2030 Aggressive	2031-2040 Conservative	2031-2040 Moderate
	Fund	Fund	Fund	Fund
	3/3/08* to	3/3/08* to	3/3/08* to	3/3/08* to
	6/30/08	6/30/08	6/30/08	6/30/08
Investment Activities:
Net Investment Income	$ 1,744	$ 684	$ 2,466	$ 1,189
Net Realized Gain from Investments	406	664	345	583
Net Change in Unrealized Depreciation on Investments	(5,551)	(5,489)	(5,279)	(4,696)
Net Decrease in Net Assets Resulting from Operations	(3,401)	(4,141)	(2,468)	(2,924)
Dividends and Distributions to Shareholders From:
Net Investment Income	-	-	(2,379)	-
Total Dividends and Distributions	-	-	(2,379)	-
Capital Share Transactions:
Shares Issued	416,667	416,666	416,667	416,667
Shares Issued upon Reinvestment of Dividends	-	-	2,379	-
Shares Redeemed	-	-	-	-
Increase in Net Assets Derived from Capital Shares Transactions	416,667	416,666	419,046	416,667
Total Increase in Net Assets	413,266	412,525	414,199	413,743
Net Assets:
Beginning of Period	-	-	-	-
End of Period	$ 413,266	$ 412,525	$ 414,199	$ 413,743
Undistributed Net Investment Income	$ 1,744	$ 684	$ 87	$ 1,189
Shares Issued and Redeemed:
Shares Issued	41,667	41,667	41,667	41,667
Shares Issued upon Reinvestment of Distributions	-	-	240	-
Shares Redeemed	-	-	-	-
Net Increase in Shares Outstanding	41,667	41,667	41,907	41,667

* Inception Date of the Fund

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
	Old Mutual	Old Mutual	Old Mutual	Old Mutual
	2031-2040 Aggressive	2041-2050 Conservative	2041-2050 Moderate	2041-2050 Aggressive
	Fund	Fund	Fund	Fund
	3/3/08* to	3/3/08* to	3/3/08* to	3/3/08* to
	6/30/08	6/30/08	6/30/08	6/30/08
Investment Activities:
Net Investment Income	$ 471	$ 2,175	$ 1,043	$ 484
Net Realized Gain from Investments	581	466	696	772
Net Change in Unrealized Depreciation on Investments	(5,398)	(5,063)	(4,971)	(5,164)
Net Decrease in Net Assets Resulting from Operations	(4,346)	(2,422)	(3,232)	(3,908)
Dividends and Distributions to Shareholders From:			-	-
Net Investment Income	-	(2,101)	-	-
Total Dividends and Distributions	-	(2,101)	-	-
Capital Share Transactions:
Shares Issued	416,667	416,667	416,667	416,667
Shares Issued upon Reinvestment of Dividends	-	2,101	-	-
Shares Redeemed	-	-	-	-
Increase in Net Assets Derived from Capital Shares Transactions	416,667	418,768	416,667	416,667
Total Increase in Net Assets	412,321	414,245	413,435	412,759
Net Assets:
Beginning of Period	-	-	-	-
End of Period	$ 412,321	$ 414,245	$ 413,435	$ 412,759
Undistributed Net Investment Income	$ 471	$ 74	$ 1,043	$ 484
Shares Issued and Redeemed:
Shares Issued	41,667	41,667	41,667	41,667
Shares Issued upon Reinvestment of Distributions	-	212	-	-
Shares Redeemed	-	-	-	-
Net Increase in Shares Outstanding	41,667	41,879	41,667	41,667

* Inception Date of the Fund

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 2008* (UNAUDITED)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period	Ratio of Expenses to Average Net Assets[2]	Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)[2]	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Old Mutual 2011-2020 Conservative Fund

2008*	$ 10.00	$ 0.09	$ (0.14)	$ (0.05)	$ (0.08)	$ -	$ (0.08)	$ 9.87	(0.47)%†	414,700	0.25%**	16.10%**	2.62%**	10.48%†
Old Mutual 2011-2020 Moderate Fund

2008*	$ 10.00	$ 0.06	$ (0.12)	$ (0.06)	$ -	$ -	$ -	$ 9.94	(0.60)%†	414,304	0.30%**	16.55%**	1.86%**	9.49%†
Old Mutual 2011-2020 Aggressive Fund

2008*	$ 10.00	$ 0.04	$ (0.12)	$ (0.08)	$ -	$ -	$ -	$ 9.92	(0.80)%†	413,328	0.30%**	15.98%**	1.08%**	10.51%†
Old Mutual 2021-2030 Conservative Fund

2008*	$ 10.00	$ 0.07	$ (0.13)	$ (0.06)	$ (0.06)	$ -	$ (0.06)	$ 9.88	(0.55)%†	414,169	0.25%**	16.04%**	2.03%**	10.49%†
Old Mutual 2021-2030 Moderate Fund

2008*	$ 10.00	$ 0.04	$ (0.12)	$ (0.08)	$ -	$ -	$ -	$ 9.92	(0.80)%†	413,266	0.30%**	16.49%**	1.25%**	10.50%†
Old Mutual 2021-2030 Aggressive Fund

2008*	$ 10.00	$ 0.02	$ (0.12)	$ (0.10)	$ -	$ -	$ -	$ 9.90	(1.00)%†	412,525	0.30%**	15.94%**	0.49%**	10.28%†
Old Mutual 2031-2040 Conservative Fund

2008*	$ 10.00	$ 0.06	$ (0.12)	$ (0.06)	$ (0.06)	$ -	$ (0.06)	$ 9.88	(0.63)%†	414,199	0.25%**	16.16%**	1.78%**	9.99%†
Old Mutual 2031-2040 Moderate Fund

2008*	$ 10.00	$ 0.03	$ (0.10)	$ (0.07)	$ -	$ -	$ -	$ 9.93	(0.70)%†	413,743	0.30%**	16.59%**	0.85%**	10.00%†
Old Mutual 2031-2040 Aggressive Fund

2008*	$ 10.00	$ 0.01	$ (0.11)	$ (0.10)	$ -	$ -	$ -	$ 9.90	(1.00)%†	412,321	0.30%**	16.08%**	0.34%**	10.04%†
Old Mutual 2041-2050 Conservative Fund

2008*	$ 10.00	$ 0.05	$ (0.11)	$ (0.06)	$ (0.05)	$ -	$ (0.05)	$ 9.89	(0.60)%†	414,245	0.25%**	16.13%**	1.56%**	10.49%†
Old Mutual 2041-2050 Moderate Fund

2008*	$ 10.00	$ 0.03	$ (0.11)	$ (0.08)	$ -	$ -	$ -	$ 9.92	(0.80)%†	413,435	0.30%**	16.58%**	0.75%**	10.50%†
Old Mutual 2041-2050 Aggressive Fund

2008*	$ 10.00	$ 0.01	$ (0.10)	$ (0.09)	$ -	$ -	$ -	$ 9.91	(0.90)%†	412,759	0.30%**	16.08%**	0.35%**	9.54%†
* Fund commenced operations on March 3, 2008.
** Ratios for periods less than one year have been annualized.
† Total return and portfolio turnover rates are for the period indicated and have not been annualized.
[1] Per share amounts for the period are calculated based on average outstanding shares.
[2] Ratio does not include expenses of the underlying funds.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Old Mutual Funds III (the “Trust”), organized as a Delaware statutory trust on November 21, 2007, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. During the period covered by this report, the Trust offered the following series portfolios: Old Mutual 2011-2020 Conservative Fund, Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030 Aggressive Fund, Old Mutual 2031-2040 Conservative Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050 Conservative Fund, Old Mutual 2041-2050 Moderate Fund and Old Mutual 2041-2050 Aggressive Fund (each a “Fund” and collectively the “Funds”). The Funds commenced operations on March 3, 2008.

Shareholders may currently purchase shares of the Funds through Institutional Class shares only. Each Fund is classified as a diversified management investment company. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and investment strategies.

Each Fund is a “fund of funds” which seeks to achieve its investment objective by investing in a portfolio of affiliated underlying equity and fixed income funds that are advised by the Funds’ investment adviser, Old Mutual Capital, Inc. (the “Adviser”). In addition, a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Funds expect to invest their assets among equity and fixed income funds in the following ranges:

	Equity Fund Allocation	Fixed-Income Fund Allocation
Old Mutual 2011-2020 Conservative Fund	36-46%	54-64%
Old Mutual 2011-2020 Moderate Fund	54-64%	36-46%
Old Mutual 2011-2020 Aggressive Fund	74-84%	16-26%
Old Mutual 2021-2030 Conservative Fund	50-60%	40-50%
Old Mutual 2021-2030 Moderate Fund	70-80%	20-30%
Old Mutual 2021-2030 Aggressive Fund	87-97%	3-13%
Old Mutual 2031-2040 Conservative Fund	57-67%	33-43%
Old Mutual 2031-2040 Moderate Fund	78-88%	12-22%
Old Mutual 2031-2040 Aggressive Fund	91-100%	0-9%
Old Mutual 2041-2050 Conservative Fund	62-72%	28-38%
Old Mutual 2041-2050 Moderate Fund	80-90%	10-20%
Old Mutual 2041-2050 Aggressive Fund	92-100%	0-8%

A brief description of each of the underlying funds that the Funds currently invest in is as follows.

Old Mutual Advantage Growth Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favorable growth prospects as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages.

Old Mutual Analytic U.S. Long/Short Fund seeks above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The fund may also invest in long and short positions of publicly traded equity securities. The fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the fund’s equity assets at the time of investment. The fund’s long equity exposure ordinarily ranges from 110% to 125% of the fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund’s net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Core Bond Fund seeks to maximize total return. To pursue its objective, the fund normally invests at least 80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Lehman Brothers U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of “AA” (or equivalent) or higher from any nationally recognized statistical rating organization (“NRSRO”).

Old Mutual Barrow Hanley Value Fund seeks long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund’s sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes), in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

Old Mutual Developing Growth Fund seeks long-term capital growth. To pursue this objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase.

Old Mutual Discover Value Fund seeks to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities.

Old Mutual Dwight High Yield Fund seeks to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in foreign securities. The fund may also invest in derivative instruments, such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. Dwight seeks to maintain a minimum average credit quality for the fund’s investments at a rating of “B” (or equivalent) or higher from any NRSRO. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund seeks a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments, such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The fund’s dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual Dwight Short Term Fixed Income Fund seeks a high level of current income consistent with maintaining a relatively high degree of stability of capital. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s, Aaa by Moody’s Investor Service, Inc. or deemed equivalent by the sub-adviser. The fund’s weighted average maturity will typically be less than 3 years.

Old Mutual Focused Fund seeks above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund’s sub-adviser believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman REIT Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). The fund’s sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Bond Fund seeks high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as “bonds,” generally include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, “structured” notes, and other debt obligations. The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in “bonds” and invests in at least three countries other than the United States.

Old Mutual International Equity Fund seeks long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

Old Mutual Mid-Cap Fund seeks above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400® Index.

Old Mutual Provident Mid-Cap Growth Fund seeks to provide investors long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of mid-cap companies with favorable growth prospects. For purposes of the fund, mid-cap companies are those companies with market capitalizations within the range of companies in the Russell Mid-Cap® Growth Index.

Old Mutual Select Growth Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies.

Old Mutual TS&W Mid-Cap Value Fund seeks long-term growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the Russell MidCap® Value Index.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The prospectuses for the underlying funds explain the procedures for determining the market value of securities in their portfolios and the circumstances under which the underlying funds may use fair value pricing and its effects.

Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions — Dividends from net investment income for the Funds are declared at least annually, if available, except Old Mutual 2011-2020 Conservative Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2031-2040 Conservative Fund and Old Mutual 2041-2050 Conservative Fund, for which dividends are declared at least quarterly, if available. Distributions of net realized capital gains for each Fund are generally made to shareholders annually, if available.

Offering and Organizational Costs — All organizational costs incurred with the start-up of the Trust are expensed as incurred. All offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of July 31, 2008, the Old Mutual Funds III (since their inception date of March 3, 2008) have the following amounts remaining to be amortized:

Deferred Offering Costs
Old Mutual 2011–2020 Conservative Fund	$ 17,832
Old Mutual 2011-2020 Moderate Fund	17,829
Old Mutual 2011-2020 Aggressive Fund	17,825
Old Mutual 2021-2030 Conservative Fund	17,830
Old Mutual 2021-2030 Moderate Fund	17,825
Old Mutual 2021-2030 Aggressive Fund	17,822
Old Mutual 2031-2040 Conservative Fund	17,638
Old Mutual 2031-2040 Moderate Fund	17,635
Old Mutual 2031-2040 Aggressive Fund	17,632
Old Mutual 2041-2050 Conservative Fund	17,636
Old Mutual 2041-2050 Moderate Fund	17,634
Old Mutual 2041-2050 Aggressive Fund	17,632

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Each Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting Paid-in Capital. Since the commencement of operations on March 3, 2008, there were no redemption fees earned by the Funds.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES

     AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser — Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a direct, wholly owned subsidiary of OM Group (UK) Limited, which is a direct, wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to an Investment Advisory Agreement (the “Advisory Agreement”), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows.

Old Mutual 2011-2020 Conservative Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2031-2040 Conservative Fund and Old Mutual 2041-2050 Conservative Fund:

Management Fee	Asset Level
0.200%	Less than $1 billion
0.175%	From $1 billion to $2 billion
0.150%	From $2 billion to $3 billion
0.125%	Greater than $3 billion

Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030 Aggressive Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050 Moderate Fund and Old Mutual 2041-2050 Aggressive Fund:

Management Fee	Asset Level
0.250%	Less than $1 billion
0.225%	From $1 billion to $2 billion
0.200%	From $2 billion to $3 billion
0.175%	Greater than $3 billion

Expense Limitation Agreements — In the interest of limiting expenses of the Funds, the Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual operating expenses (excluding acquired (underlying) fund fees and expenses) to a specified percentage of the Funds’ average daily net assets through the dates specified below.

The expense limitations are as follows:

	Institutional Class	Expiration Date of Expense Limitation
Old Mutual 2011–2020 Conservative Fund	0.25%	December 31, 2009
Old Mutual 2011-2020 Moderate Fund	0.30%	December 31, 2009
Old Mutual 2011-2020 Aggressive Fund	0.30%	December 31, 2009
Old Mutual 2021-2030 Conservative Fund	0.25%	December 31, 2009
Old Mutual 2021-2030 Moderate Fund	0.30%	December 31, 2009
Old Mutual 2021-2030 Aggressive Fund	0.30%	December 31, 2009
Old Mutual 2031-2040 Conservative Fund	0.25%	December 31, 2009
Old Mutual 2031-2040 Moderate Fund	0.30%	December 31, 2009
Old Mutual 2031-2040 Aggressive Fund	0.30%	December 31, 2009
Old Mutual 2041-2050 Conservative Fund	0.25%	December 31, 2009
Old Mutual 2041-2050 Moderate Fund	0.30%	December 31, 2009
Old Mutual 2041-2050 Aggressive Fund	0.30%	December 31, 2009

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three fiscal years after the expenses were reimbursed. At June 30, 2008, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

Expires 2011
Old Mutual 2011–2020 Conservative Fund	$21,895
Old Mutual 2011-2020 Moderate Fund	22,548
Old Mutual 2011-2020 Aggressive Fund	21,866
Old Mutual 2021-2030 Conservative Fund	21,883
Old Mutual 2021-2030 Moderate Fund	22,534
Old Mutual 2021-2030 Aggressive Fund	21,854
Old Mutual 2031-2040 Conservative Fund	22,088
Old Mutual 2031-2040 Moderate Fund	22,741
Old Mutual 2031-2040 Aggressive Fund	22,062
Old Mutual 2041-2050 Conservative Fund	22,085
Old Mutual 2041-2050 Moderate Fund	22,737
Old Mutual 2041-2050 Aggressive Fund	22,062

Sub-Advisory Agreements — The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the “Ibbotson Sub-Advisory Agreement”) with Ibbotson Associates Advisors, LLC (“Ibbotson”). Ibbotson is a wholly owned subsidiary of Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each of the Funds, which is computed and paid monthly at an annual rate equal to 0.10% for average daily net assets less than $1 billion, 0.09% for average daily net assets from $1 billion to less than $2 billion, 0.08% for average daily net assets from $2 billion to less than $3 billion, 0.07% for average daily net assets from $3 billion to less than $4 billion, 0.06% for average daily net assets from $4 billion to less than $5 billion and 0.05% for average daily net assets over $5 billion or greater. In addition, if at the end of each one-year period ended November 30th (the “minimum calculation period”), the total sub-advisory fees paid under the Ibbotson Sub-Advisory Agreement are less than the minimum annual fee amount set forth below, Ibbotson will receive the difference between the amount of sub-advisory fees paid and the minimum annual fee amount.

Minimum calculation period ended November 30, 2008:	$150,000
Minimum calculation period ended November 30, 2009:	$250,000
Minimum calculation period ended November 30, 2010 and each period thereafter:	$350,000

The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) recommend a continuous investment allocation program for each Fund in accordance with each Fund’s respective investment objectives, policies and limitations; (ii) provide supervision of each Fund’s investments and recommend the allocation of the assets of each Fund by specific style mandate; (iii) develop allocations specific to target-date and investor risk profiles; and (iv) develop a glide path allocation for each Fund from inception to the target retirement date and develop an appropriate asset allocation strategy for each Fund post-retirement date.

Administrative Services Agreement — The Trust and Old Mutual Fund Services (the “Administrator”), a wholly owned subsidiary of the Adviser, entered into an Administrative Services Agreement (the “Administrative Agreement”), pursuant to which the Administrator oversees the administration of the Trust’s and each Fund’s business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

Average Daily Net Assets	Annual Fee Rate
$0 to $500 million	0.10%
Greater than $500 million up to $1 billion	0.09%
Greater than $1 billion up to $1.5 billion	0.08%
Greater than $1.5 billion	0.07%

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days’ prior written notice to the other party.

The Bank of New York Mellon (the “Sub-Administrator”) serves as sub-administrator to the Trust. The Sub-Administrator assists the Administrator in connection with the administration and business affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the “Sub-Administration Agreement”) between the Administrator and the Sub-Administrator, the Administrator pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Insurance Series Fund (the “Old Mutual Complex”), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. With regard to the Funds, these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each Fund; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex. Certain minimum fees apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator except those arising out of the Sub-Administrator’s or its delegee’s or agent’s (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or willful misconduct or the Sub-Administrator’s failure to act in good faith. In no event shall the Sub-Administrator be liable to the Administrator or any third party for special, indirect or consequential damages.

Distributor — The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the “Distributor”), a wholly owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

Other Service Providers — DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. The Bank of New York Mellon serves as custodian for each of the Funds.

Officers and Trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Funds.

4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Funds, for the period ended June 30, 2008 were as follows:

	Purchases	Sales and Maturities
Old Mutual 2011–2020 Conservative Fund	$434,806	$42,252
Old Mutual 2011-2020 Moderate Fund	430,527	38,464
Old Mutual 2011-2020 Aggressive Fund	433,222	42,711
Old Mutual 2021-2030 Conservative Fund	434,183	42,414
Old Mutual 2021-2030 Moderate Fund	433,906	42,650
Old Mutual 2021-2030 Aggressive Fund	431,591	41,870
Old Mutual 2031-2040 Conservative Fund	431,914	40,477
Old Mutual 2031-2040 Moderate Fund	431,457	40,758
Old Mutual 2031-2040 Aggressive Fund	430,428	40,910
Old Mutual 2041-2050 Conservative Fund	433,690	42,537
Old Mutual 2041-2050 Moderate Fund	433,344	42,781
Old Mutual 2041-2050 Aggressive Fund	428,424	38,896

5. AFFILIATED FUND OF FUNDS TRANSACTIONS

The Funds invest in certain mutual funds within the Old Mutual Complex, of which certain funds may be deemed to be under common control because they may share the same Board of Trustees. A Fund’s investment in any of the underlying funds may exceed 25% of the underlying fund’s total assets. The financial statements for each of the underlying funds that are part of the Old Mutual Complex may be obtained at oldmutualfunds.com. A summary of the Funds’ transactions in affiliated underlying funds during the period ended June 30, 2008 follows:

Old Mutual 2011-2020 Conservative Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 25,372	$ 2,055	$ 876	$ 24,285	$ -	$ 92
Old Mutual Analytic US Long/Short Fund	16,914	1,383	(247)	15,339	-	55
Old Mutual Barrow Hanley Core Bond Fund	119,900	13,587	(2,447)	103,633	1,499	(233)
Old Mutual Barrow Hanley Value Fund	34,123	2,739	(2,416)	28,962	294	(6)
Old Mutual Clay Finlay Emerging Markets Fund	4,229	343	(193)	3,700	-	7
Old Mutual Developing Growth Fund	4,229	342	52	3,950	-	11
Old Mutual Discover Value Fund	4,229	343	(63)	3,835	-	12
Old Mutual Dwight High Yield Fund	29,851	1,712	(161)	27,987	707	9
Old Mutual Dwight Intermediate Fixed Income Fund	60,041	4,793	(846)	54,342	834	(60)
Old Mutual Dwight Short Term Fixed Income Fund	12,807	1,027	(132)	11,634	81	(14)
Old Mutual Focused Fund	29,600	2,397	382	27,664	-	79
Old Mutual Heitman REIT Fund	17,105	1,370	111	15,933	191	87
Old Mutual International Bond Fund	34,121	2,738	(642)	30,720	295	(21)
Old Mutual International Equity Fund	38,057	7,081	(339)	30,918	-	281
Old Mutual TS&W Mid-Cap Value	4,228	342	166	4,065	-	13
Totals	$ 434,806	$ 42,252	$ (5,899)	$ 386,967	$3,901	$ 312

Old Mutual 2011-2020 Moderate Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 29,649	$ 2,413	$ 1,023	$ 28,365	$ -	$ 106
Old Mutual Analytic US Long/Short Fund	29,649	2,412	(433)	26,875	-	71
Old Mutual Barrow Hanley Core Bond Fund	81,487	10,548	(1,630)	69,128	1,011	(181)
Old Mutual Barrow Hanley Value Fund	46,997	3,792	(3,325)	39,872	405	(8)
Old Mutual Clay Finlay Emerging Markets Fund	8,471	688	(387)	7,409	-	13
Old Mutual Developing Growth Fund	4,236	345	53	3,955	-	11
Old Mutual Discover Value Fund	4,236	345	(63)	3,840	-	12
Old Mutual Dwight High Yield Fund	19,303	1,206	(80)	18,024	478	7
Old Mutual Dwight Intermediate Fixed Income Fund	42,957	3,446	(605)	38,863	596	(43)
Old Mutual Dwight Short Term Fixed Income Fund	8,552	689	(88)	7,765	54	(10)
Old Mutual Focused Fund	38,120	3,101	491	35,609	-	99
Old Mutual Heitman REIT Fund	17,133	1,379	110	15,950	191	86
Old Mutual International Bond Fund	23,497	1,895	(441)	21,146	203	(15)
Old Mutual International Equity Fund	57,180	4,653	(571)	52,067	-	111
Old Mutual Provident Mid-Cap Growth Fund	6,353	517	505	6,371	-	30
Old Mutual Select Growth Fund	4,236	346	(157)	3,736	-	3
Old Mutual TS&W Mid-Cap Value	8,471	689	332	8,139	-	25
Totals	$ 430,527	$ 38,464	$ (5,266)	$ 387,114	$2,938	$ 317

Old Mutual 2011-2020 Aggressive Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 38,101	$ 3,125	$ 1,314	$ 36,429	$ -	$ 139
Old Mutual Analytic US Long/Short Fund	33,867	2,776	(494)	30,680	-	83
Old Mutual Barrow Hanley Core Bond Fund	38,568	7,124	(721)	30,601	467	(122)
Old Mutual Barrow Hanley Value Fund	72,125	5,206	(5,318)	61,540	625	(61)
Old Mutual Clay Finlay Emerging Markets Fund	12,700	1,042	(579)	11,100	-	21
Old Mutual Developing Growth Fund	4,233	347	53	3,950	-	11
Old Mutual Discover Value Fund	8,467	695	(125)	7,671	-	24
Old Mutual Dwight High Yield Fund	8,716	694	-	8,028	249	6
Old Mutual Dwight Intermediate Fixed Income Fund	21,456	3,736	(270)	17,407	286	(43)
Old Mutual Focused Fund	59,268	4,859	763	55,330	-	158
Old Mutual Heitman REIT Fund	12,843	1,042	82	11,950	143	67
Old Mutual International Bond Fund	12,809	1,041	(240)	11,520	110	(8)
Old Mutual International Equity Fund	80,435	8,595	(783)	71,321	-	264

Old Mutual Provident Mid-Cap Growth Fund	8,467	694	672	8,485	-	40
Old Mutual Select Growth Fund	8,467	694	(314)	7,465	-	6
Old Mutual TS&W Mid-Cap Value	12,700	1,041	498	12,195	-	38
Totals	$ 433,222	$ 42,711	$ (5,462)	$ 385,672	$1,880	$ 623

Old Mutual 2021-2030 Conservative Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 29,614	$ 2,409	$ 1,022	$ 28,335	$ -	$ 108
Old Mutual Analytic US Long/Short Fund	29,614	2,409	(432)	26,845	-	72
Old Mutual Barrow Hanley Core Bond Fund	85,677	10,883	(1,720)	72,888	1,065	(186)
Old Mutual Barrow Hanley Value Fund	46,710	3,440	(3,407)	39,822	404	(41)
Old Mutual Clay Finlay Emerging Markets Fund	8,461	689	(386)	7,400	-	14
Old Mutual Developing Growth Fund	4,231	345	53	3,950	-	11
Old Mutual Discover Value Fund	4,231	344	(63)	3,836	-	12
Old Mutual Dwight High Yield Fund	21,463	1,377	(79)	20,015	540	8
Old Mutual Dwight Intermediate Fixed Income Fund	47,174	7,786	(601)	38,697	632	(90)
Old Mutual Dwight Short Term Fixed Income Fund	4,271	344	(44)	3,878	27	(5)
Old Mutual Focused Fund	33,845	2,753	436	31,618	-	90
Old Mutual Heitman REIT Fund	12,835	1,032	83	11,951	143	65
Old Mutual International Bond Fund	34,137	2,753	(641)	30,722	295	(21)
Old Mutual International Equity Fund	57,113	4,645	(571)	52,010	-	113
Old Mutual Provident Mid-Cap Growth Fund	6,346	516	504	6,364	-	30
Old Mutual TS&W Mid-Cap Value	8,461	689	332	8,130	-	26
Totals	$ 434,183	$ 42,414	$ (5,514)	$ 386,461	$3,106	$ 206

Old Mutual 2021-2030 Moderate Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 38,140	$ 3,118	$ 1,315	$ 36,473	$ -	$ 136
Old Mutual Analytic US Long/Short Fund	33,902	2,771	(494)	30,718	-	81
Old Mutual Barrow Hanley Core Bond Fund	47,171	11,812	(808)	34,350	555	(201)
Old Mutual Barrow Hanley Value Fund	67,918	4,852	(5,026)	57,983	588	(57)
Old Mutual Clay Finlay Emerging Markets Fund	12,713	1,039	(580)	11,114	-	20
Old Mutual Developing Growth Fund	1,238	347	53	3,955	-	11
Old Mutual Discover Value Fund	4,238	347	(63)	3,840	-	12
Old Mutual Dwight High Yield Fund	13,087	1,039	1	12,057	373	8
Old Mutual Dwight Intermediate Fixed Income Fund	21,490	1,733	(302)	19,433	298	(22)
Old Mutual Focused Fund	46,616	3,811	600	43,526	-	121
Old Mutual Heitman REIT Fund	12,856	1,039	82	11,964	143	65
Old Mutual International Bond Fund	19,235	1,559	(361)	17,303	166	(12)
Old Mutual International Equity Fund	82,637	6,757	(825)	75,216	-	161
Old Mutual Provident Mid-Cap Growth Fund	8,476	694	673	8,495	-	40
Old Mutual Select Growth Fund	8,476	693	(314)	7,474		5
Old Mutual TS&W Mid-Cap Value	12,713	1,039	498	12,210	-	38
Totals	$ 433,906	$ 42,650	$ (5,551)	$ 386,111	$2,123	$ 406

Old Mutual 2021-2030 Aggressive Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 38,117	$ 3,138	$ 1,314	$ 36,432	$ -	$ 139
Old Mutual Analytic US Long/Short Fund	44,470	3,662	(648)	40,270	-	110
Old Mutual Barrow Hanley Core Bond Fund	12,847	5,046	(176)	7,539	141	(86)
Old Mutual Barrow Hanley Value Fund	66,872	4,882	(4,907)	57,020	579	(63)
Old Mutual Clay Finlay Emerging Markets Fund	16,941	1,394	(773)	14,802	-	28
Old Mutual Developing Growth Fund	4,235	349	53	3,950	-	11
Old Mutual Discover Value Fund	12,706	1,046	(188)	11,508	-	36
Old Mutual Dwight High Yield Fund	4,360	349	-	4,014	124	4
Old Mutual Dwight Intermediate Fixed Income Fund	4,278	3,349	(13)	879	42	(37)
Old Mutual Focused Fund	59,294	4,882	764	55,334	-	158
Old Mutual Heitman REIT Fund	12,849	1,046	81	11,951	143	67
Old Mutual International Bond Fund	4,272	349	(80)	3,840	37	(3)
Old Mutual International Equity Fund	101,646	8,369	(1,014)	92,467	-	204
Old Mutual Mid-Cap Fund	4,235	349	(200)	3,690	-	3

Old Mutual Provident Mid-Cap Growth Fund	4,235	348	336	4,243	-	20
Old Mutual Select Growth Fund	21,175	1,743	(784)	18,663	-	15
Old Mutual TS&W Mid-Cap Value	19,059	1,569	746	18,294	-	58
Totals	$ 431,591	$ 41,870	$ (5,489)	$ 384,896	$1,066	$ 664

Old Mutual 2031-2040 Conservative Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 29,620	$ 2,413	$ 1,022	$ 28,336	$ -	$ 107
Old Mutual Analytic US Long/Short Fund	29,620	2,413	(432)	26,847	-	72
Old Mutual Barrow Hanley Core Bond Fund	64,275	7,172	(1,314)	55,666	804	(123)
Old Mutual Barrow Hanley Value Fund	48,736	3,447	(3,617)	41,631	422	(41)
Old Mutual Clay Finlay Emerging Markets Fund	12,694	1,035	(579)	11,101	-	21
Old Mutual Developing Growth Fund	4,231	345	53	3,950	-	11
Old Mutual Discover Value Fund	4,231	344	(63)	3,836	-	12
Old Mutual Dwight High Yield Fund	21,779	1,723	1	20,071	622	14
Old Mutual Dwight Intermediate Fixed Income Fund	38,600	7,104	(480)	30,934	513	(82)
Old Mutual Focused Fund	38,082	3,103	491	35,572	-	102
Old Mutual Heitman REIT Fund	10,698	863	69	9,959	119	55
Old Mutual International Bond Fund	34,143	2,758	(641)	30,723	295	(21)
Old Mutual International Equity Fund	71,933	5,861	(719)	65,496	-	143
Old Mutual Provident Mid-Cap Growth Fund	8,463	689	672	8,486	-	40
Old Mutual Select Growth Fund	4,231	345	(157)	3,732	-	3
Old Mutual TS&W Mid-Cap Value	10,578	862	415	10,163	-	32
Totals	$ 431,914	$ 40,477	$ (5,279)	$ 386,503	$2,775	$ 345

Old Mutual 2031-2040 Moderate Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 29,672	$ 2,433	$ 1,023	$ 28,368	$ -	$ 106
Old Mutual Analytic US Long/Short Fund	38,150	3,129	(556)	34,557	-	92
Old Mutual Barrow Hanley Core Bond Fund	25,738	6,085	(449)	19,100	305	(104)
Old Mutual Barrow Hanley Value Fund	57,363	4,171	(4,218)	48,925	497	(49)
Old Mutual Clay Finlay Emerging Markets Fund	16,955	1,391	(773)	14,819	-	28
Old Mutual Developing Growth Fund	4,239	348	53	3,955	-	11
Old Mutual Discover Value Fund	10,597	868	(157)	9,601	-	29
Old Mutual Dwight High Yield Fund	10,908	869	1	10,047	311	7
Old Mutual Dwight Intermediate Fixed Income Fund	12,885	3,042	(150)	9,658	167	(35)
Old Mutual Focused Fund	55,105	4,518	710	51,440	-	143
Old Mutual Heitman REIT Fund	12,860	1,042	81	11,964	143	65
Old Mutual International Bond Fund	17,102	1,390	(321)	15,380	147	(11)
Old Mutual International Equity Fund	97,494	7,995	(973)	88,716	-	190
Old Mutual Provident Mid-Cap Growth Fund	8,478	696	673	8,495	-	40
Old Mutual Select Growth Fund	12,717	1,043	(471)	11,211	-	8
Old Mutual TS&W Mid-Cap Value	21,194	1,738	831	20,350	-	63
Totals	$ 431,457	$ 40,758	$ (4,696)	$ 386,586	$1,570	$ 583

Old Mutual 2031-2040 Aggressive Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 38,122	$ 3,142	$ 1,314	$ 36,433	$ -	$ 139
Old Mutual Analytic US Long/Short Fund	44,475	3,665	(648)	40,272	-	110
Old Mutual Barrow Hanley Core Bond Fund	12,838	7,048	(128)	5,542	131	(120)
Old Mutual Barrow Hanley Value Fund	67,115	5,236	(4,792)	57,026	579	(61)
Old Mutual Clay Finlay Emerging Markets Fund	16,943	1,396	(773)	14,802	-	28
Old Mutual Developing Growth Fund	4,236	349	53	3,951	-	11
Old Mutual Discover Value Fund	12,707	1,047	(188)	11,508	-	36
Old Mutual Focused Fund	59,301	4,888	764	55,335	-	158
Old Mutual Heitman REIT Fund	12,850	1,047	81	11,951	143	67
Old Mutual International Equity Fund	113,129	9,076	(1,180)	102,990	-	117
Old Mutual Mid-Cap Fund	4,236	349	(200)	3,691	-	4
Old Mutual Provident Mid-Cap Growth Fund	4,236	349	336	4,243	-	20
Old Mutual Select Growth Fund	21,179	1,746	(784)	18,663	-	14
Old Mutual TS&W Mid-Cap Value	19,061	1,572	747	18,294	-	58

Totals	$ 430,428	$ 40,910	$ (5,398)	$ 384,701	$ 853	$ 581

Old Mutual 2041-2050 Conservative Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 32,624	$ 2,418	$ 943	$ 31,219	$ -	$ 70
Old Mutual Analytic US Long/Short Fund	29,624	2,418	(432)	26,847	-	73
Old Mutual Barrow Hanley Core Bond Fund	51,415	8,145	(994)	42,137	630	(139)
Old Mutual Barrow Hanley Value Fund	47,734	3,454	(3,511)	40,728	413	(41)
Old Mutual Clay Finlay Emerging Markets Fund	14,812	1,208	(676)	12,952	-	24
Old Mutual Developing Growth Fund	4,232	345	53	3,951	-	11
Old Mutual Discover Value Fund	4,232	345	(63)	3,836	-	12
Old Mutual Dwight High Yield Fund	21,783	1,727	1	20,071	622	14
Old Mutual Dwight Intermediate Fixed Income Fund	30,033	4,418	(391)	25,173	406	(51)
Old Mutual Focused Fund	38,088	3,108	491	35,572	-	101
Old Mutual Heitman REIT Fund	10,699	863	68	9,959	119	55
Old Mutual International Bond Fund	34,149	2,763	(641)	30,724	295	(21)
Old Mutual International Equity Fund	86,757	9,080	(846)	77,106	-	275
Old Mutual Provident Mid-Cap Growth Fund	8,464	691	672	8,486	-	41
Old Mutual Select Growth Fund	6,348	518	(235)	5,599	-	4
Old Mutual TS&W Mid-Cap Value	12,696	1,036	498	12,196	-	38
Totals	$ 433,690	$ 42,537	$ (5,063)	$ 386,556	$2,485	$ 466

Old Mutual 2041-2050 Moderate Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 29,674	$ 2,434	$ 1,023	$ 28,369	$ -	$ 106
Old Mutual Analytic US Long/Short Fund	38,153	3,130	(556)	34,558	-	92
Old Mutual Barrow Hanley Core Bond Fund	19,289	7,565	(265)	11,330	213	(129)
Old Mutual Barrow Hanley Value Fund	59,385	4,174	(4,428)	50,735	515	(49)
Old Mutual Clay Finlay Emerging Markets Fund	16,957	1,392	(773)	14,820	-	27
Old Mutual Developing Growth Fund	4,239	348	53	3,955	-	11
Old Mutual Discover Value Fund	10,598	869	(157)	9,601	-	29
Old Mutual Dwight High Yield Fund	10,909	870	1	10,047	311	7
Old Mutual Dwight Intermediate Fixed Income Fund	8,599	696	(121)	7,774	119	(9)
Old Mutual Focused Fund	55,110	4,522	710	51,441	-	143
Old Mutual Heitman REIT Fund	10,717	869	68	9,970	119	55
Old Mutual International Bond Fund	17,103	1,391	(321)	15,380	147	(11)
Old Mutual International Equity Fund	105,980	10,695	(1,038)	94,557	-	310
Old Mutual Mid-Cap Fund	4,239	348	(200)	3,695	-	3
Old Mutual Provident Mid-Cap Growth Fund	8,478	696	673	8,495	-	40
Old Mutual Select Growth Fund	12,718	1,043	(471)	11,211	-	8
Old Mutual TS&W Mid-Cap Value	21,196	1,739	831	20,351	-	63
Totals	$ 433,344	$ 42,781	$ (4,971)	$ 386,289	$1,424	$ 696

Old Mutual 2041-2050 Aggressive Fund:
			Unrealized
	Purchases	Proceeds	Appreciation	Value	Dividend	Net Realized
Underlying Fund	at Cost	from Sales	(Depreciation)	at 6/30/08	Income	Gain (Loss)
Old Mutual Advantage Growth Fund	$ 38,120	$ 3,141	$ 1,314	$ 36,432	$ -	$ 139
Old Mutual Analytic US Long/Short Fund	44,474	3,665	(648)	40,271	-	110
Old Mutual Barrow Hanley Core Bond Fund	12,848	5,047	(176)	7,539	141	(86)
Old Mutual Barrow Hanley Value Fund	64,086	5,235	(4,529)	54,314	552	(8)
Old Mutual Clay Finlay Emerging Markets Fund	16,942	1,395	(773)	14,802	-	28
Old Mutual Developing Growth Fund	4,236	349	53	3,951	-	11
Old Mutual Discover Value Fund	12,707	1,047	(188)	11,508	-	36
Old Mutual Dwight High Yield Fund	2,021	-	(41)	1,980	21	-
Old Mutual Focused Fund	59,298	4,884	763	55,335	-	158
Old Mutual Heitman REIT Fund	12,850	1,047	81	11,951	143	67
Old Mutual International Bond Fund	2,007	-	(19)	1,988	8	-
Old Mutual International Equity Fund	110,125	9,073	(1,099)	100,174	-	221

Old Mutual Mid-Cap Fund	4,236	349	(200)	3,691	-	4
Old Mutual Provident Mid-Cap Growth Fund	4,236	349	336	4,243	-	20
Old Mutual Select Growth Fund	21,178	1,745	(784)	18,663	-	14
Old Mutual TS&W Mid-Cap Value	19,060	1,570	746	18,294	-	58
Totals	$ 428,424	$ 38,896	$ (5,164)	$ 385,136	$ 865	$ 772

6. FEDERAL TAX INFORMATION

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal year 2008 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by each Fund at June 30, 2008 were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Old Mutual 2011-2020 Conservative Fund	$396,684	$1,587	$(7,486)	$(5,899)
Old Mutual 2011-2020 Moderate Fund	396,212	2,514	(7,780)	(5,266)
Old Mutual 2011-2020 Aggressive Fund	394,979	3,382	(8,844)	(5,462)
Old Mutual 2021-2030 Conservative Fund	395,799	2,430	(7,944)	(5,514)
Old Mutual 2021-2030 Moderate Fund	395,499	3,223	(8,774)	(5,551)
Old Mutual 2021-2030 Aggressive Fund	394,236	3,294	(8,783)	(5,489)
Old Mutual 2031-2040 Conservative Fund	395,613	2,723	(8,002)	(5,279)
Old Mutual 2031-2040 Moderate Fund	395,132	3,371	(8,067)	(4,696)
Old Mutual 2031-2040 Aggressive Fund	393,949	3,294	(8,692)	(5,398)
Old Mutual 2041-2050 Conservative Fund	395,454	2,726	(7,789)	(5,063)
Old Mutual 2041-2050 Moderate Fund	395,231	3,358	(8,329)	(4,971)
Old Mutual 2041-2050 Aggressive Fund	394,153	3,294	(8,458)	(5,164)

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Funds’ financial statement disclosures.

Proxy Voting and Portfolio Holdings (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the six-month period ended

June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on the Trust’s website at oldmutualfunds.com.

Old Mutual Funds III Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust’s Form N-Q for the first quarter of its current fiscal year is available on the SEC’s website at http://www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

Fund Expenses Example (Unaudited)

Six-Month Hypothetical Expense Example — June 30, 2008

Example. As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including redemption fees and exchange fees. Fund-related fees may include various ongoing expenses, including management fees and other Fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Fund trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/3/08	Ending Account Value 6/30/08	Annualized Expense Ratio	Expenses Paid During Six-Month Period*
Old Mutual 2011-2020 Conservative Fund
Actual Portfolio Return	$ 1,000.00	$ 995.30	0.25%	$ 0.82
Hypothetical 5% Return	1,000.00	1,015.57	0.25	0.83
Old Mutual 2011-2020 Moderate Fund
Actual Portfolio Return	1,000.00	994.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2011-2020 Aggressive Fund
Actual Portfolio Return	1,000.00	992.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2021-2030 Conservative Fund
Actual Portfolio Return	1,000.00	994.50	0.25	0.82
Hypothetical 5% Return	1,000.00	1,015.57	0.25	0.83

Old Mutual 2021-2030 Moderate Fund
Actual Portfolio Return	$ 1,000.00	$ 992.00	0.30%	$ 0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2021-2030 Aggressive Fund
Actual Portfolio Return	1,000.00	990.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2031-2040 Conservative Fund
Actual Portfolio Return	1,000.00	993.70	0.25	0.82
Hypothetical 5% Return	1,000.00	1,015.57	0.25	0.83
Old Mutual 2031-2040 Moderate Fund
Actual Portfolio Return	1,000.00	993.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2031-2040 Aggressive Fund
Actual Portfolio Return	1,000.00	990.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2041-2050 Conservative Fund
Actual Portfolio Return	1,000.00	994.00	0.25	0.82
Hypothetical 5% Return	1,000.00	1,015.57	0.25	0.83
Old Mutual 2041-2050 Moderate Fund
Actual Portfolio Return	1,000.00	992.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99
Old Mutual 2041-2050 Aggressive Fund
Actual Portfolio Return	1,000.00	991.00	0.30	0.98
Hypothetical 5% Return	1,000.00	1,015.41	0.30	0.99

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 120/366 days (to reflect the period since commencement of operations).

Considerations of the Board in Approving the Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited).

The Board approved the investment advisory agreement between Old Mutual Capital, Inc. (the “Adviser”) and the Trust, on behalf of the Old Mutual 2011-2020 Conservative Fund, Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030 Aggressive Fund, Old Mutual 2031-2040 Conservative Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050 Conservative Fund, Old Mutual 2041-2050 Moderate Fund, and Old Mutual 2041-2050 Aggressive Fund (individually, a “Fund” and collectively, the “Funds”), and the sub-advisory agreement between the Adviser, the Trust and Ibbotson Associates Advisors, LLC (“Sub-Adviser”), on February 2, 2008.

In evaluating the investment advisory agreements and sub-advisory agreement (together, the “Agreements”), the Board requested information, provided by the Adviser and Sub-Adviser, that it believed reasonably necessary for it to consider. The Board carefully evaluated this information and was advised by independent legal counsel with respect to its deliberations. In considering the fairness and reasonableness of the Agreements, the Board reviewed numerous factors, with respect to each Fund separately, including the following:

•	the nature of the services to be provided under the Agreements;
•	the requirements of each Fund for the services provided by the Adviser and Sub-Adviser;
•	the quality of the services expected to be provided;
•	fees payable for the services;
•	projected total expenses of each Fund;
•

the commitment of the Adviser to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within three fiscal years for the Funds;

•	the expected profitability of the Adviser and Sub-Adviser with respect to their relationship with each applicable Fund;
•	soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from a Fund through administration fees;
•	the economies of scale available to the Administrator through the sub-administrator;
•	capabilities and financial condition of the Adviser and Sub-Adviser; and
•	current economic and industry trends.

The Board considered the management fees in the context of the Adviser’s anticipated profitability. The Board considered the fact that the Adviser and its affiliates would receive fees both from the Funds, and from the underlying funds. The Board noted that for the foreseeable future, the Adviser did not expect to realize a direct profit from the operation of the Funds, although the Adviser and its parent would benefit indirectly from fees paid by the underlying funds and from other “fall-out” benefits. The Board considered that the Funds would not realize economies of scale until they achieve higher levels of assets.

The Board considered the fact that the Funds will be managed to specific date ranges and also offer a choice of risk profiles, thus making the Funds unlike any other product currently on the market. The Board considered the fee structure analysis conducted by the Adviser and relied upon the Adviser’s representation that it considered the fee structure of the existing Old Mutual Asset Allocation Portfolios on the Old Mutual Funds I platform, as well as other target risk and target date funds. The Board also considered the Adviser’s commitment to cap expenses of the Funds, and noted that the proposed expense limitations did not take into account the expense levels of the underlying funds, which are subject to separate expense limitations. The Board did not consider the Funds’ investment performance because the Funds are new.

The Board reviewed additional information provided by the Adviser and Sub-Adviser, which was requested on their behalf. Following extended discussions concerning this information, the Board determined that the Agreements were consistent with the best interests of each Fund and future shareholders. The Board, including all of the Trustees who were not “interested persons” of the Trust, voting separately, unanimously approved the Agreements on the basis of the foregoing review and discussions. The Board concluded, among other things:

•

the level of fees to be paid by each Fund was comparable to the fees charged by other investment advisers and investment sub-advisers to other funds with similar investment strategies and therefore reasonable, in light of the nature and quality of the services to be provided by the Adviser and Sub-Adviser;

•

the level of fees that the Adviser and its affiliates would receive indirectly through investment in the underlying funds was reasonable, especially in light of the Adviser’s commitment to limit expenses of the underlying funds;

•	the Adviser demonstrated a high level of commitment to the Funds, as evidenced by the fact that the Adviser was willing voluntarily to defer its fees and reimburse expenses to reduce Fund expenses;
•	the Adviser’s and Sub-Adviser’s personnel were experienced and possessed significant experience in managing particular asset classes;
•

the Adviser and Sub-Adviser demonstrated their commitment to providing sufficient resources regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience; and

•	the Adviser and Sub-Adviser appeared to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies and performance.

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds III,

please contact us at:

By Telephone:

888.772.2888

By Mail:

Old Mutual Funds III

P.O. Box 219534

Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual

Funds III shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of

Old Mutual Funds III, by visiting oldmutualfunds.com or by calling

888.772.2888. Please read the prospectus carefully before investing.

Funds distributed by Old Mutual Investment Partners

R-08-345 08/2008

Item 2.	Code of Ethics.

Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

SCHEDULE I – INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after Old Mutual Funds III (the “registrant”) last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.	Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant’s PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended June 30, 2008, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable to semiannual reports.

(a)(2)	Attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS III

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	August 8, 2008

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	August 8, 2008